Trade Receivables and Customer Finance - Summary of Aging Analysis (Detail) - SEK (kr) kr in Millions	Dec. 31, 2017	Dec. 31, 2016
Aging analysis of trade receivables [line items]
Trade receivables, excluding associated companies and joint ventures	kr 66,487	kr 69,430
Allowances for impairment	(3,335)	(1,403)
Customer finance credits	4,223	5,003
Allowances for impairment	(292)	(250)
Neither impaired nor past due [member]
Aging analysis of trade receivables [line items]
Trade receivables, excluding associated companies and joint ventures	56,059	58,198
Customer finance credits	1,841	3,250
Impaired nor past due [member]
Aging analysis of trade receivables [line items]
Trade receivables, excluding associated companies and joint ventures	15	62
Allowances for impairment	(15)	(62)
Customer finance credits	2,029	1,480
Allowances for impairment	(104)	(64)
Past due and impaired less than 90 days [member]
Aging analysis of trade receivables [line items]
Trade receivables, excluding associated companies and joint ventures	220	10
Allowances for impairment	(220)	(10)
Customer finance credits	29	24
Allowances for impairment	(20)	(6)
Past due and impaired more than 90 days [member]
Aging analysis of trade receivables [line items]
Trade receivables, excluding associated companies and joint ventures	3,100	1,331
Allowances for impairment	(3,100)	(1,331)
Customer finance credits	221	236
Allowances for impairment	(168)	(180)
Maturity within 3 months [member]
Aging analysis of trade receivables [line items]
Trade receivables, excluding associated companies and joint ventures	2,924	4,406
Customer finance credits	4	10
Later than three months [member]
Aging analysis of trade receivables [line items]
Trade receivables, excluding associated companies and joint ventures	4,169	5,423
Customer finance credits	kr 99	kr 3